EATON VANCE AMT-FREE LIMITED MATURITY MUNICIPAL INCOME FUND

EATON VANCE MASSACHUSETTS LIMITED MATURITY MUNICIPAL INCOME FUND

EATON VANCE PENNSYLVANIA LIMITED MATURITY MUNICIPAL INCOME FUND

Supplement to
Prospectus dated August 1, 2012 and
Summary Prospectuses dated August 1, 2012

Class B shares are no longer available.

February 22, 2013

 6667-2/13    COMBLMTINCPS